CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2018
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Tax incentive, reduction of calculated income tax (as a percent)	75.00%